PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 12,797,600	$ 12,155,661
Less: Accumulated depreciation	(4,360,220)	(3,242,916)
Property, plant and equipment, net	8,437,380	8,912,745
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,172,094	1,138,907
Plant equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,563,593	10,062,804
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	215,226	206,115
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 846,687	$ 747,835